Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Maximum original maturity of highly liquid investments, in order to be classified as cash and cash equivalents (in months)	3
Cash and cash equivalents	$ 273,843	$ 312,654	$ 191,757
Restricted cash	21,047
Restricted cash (Note 8)	14,023	22,521	11,721
Accounts Receivable, after Allowance for Credit Loss, Current	8,437	3,689
Write off of doubtful accounts	0	0
Inventory, Net	$ 3,982	4,427
Scrap value per light weight ton (LWT)	0.2
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ 0	0	$ 11,157
Deferred Costs, Noncurrent	$ 3,483	361
Number of reportable segments	1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	30
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interval between vessel drydocking	60
LNG/C vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Container Carrier Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Dry docking deferred cost, net [Member]
Property, Plant and Equipment [Line Items]
Deferred Costs, Noncurrent	$ 2,231	$ 0